INVESTMENT IN NON-MARKETABLE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investment In Non-marketable Securities
INVESTMENT IN NON-MARKETABLE SECURITIES

12. INVESTMENT IN NON-MARKETABLE SECURITIES

On April 3, 2019, the Company purchased a 5% of stock or 15,000,000 shares of common stock in Phoenix Plus Corp. for $1,500 at purchase price of $0.0001 per share. Phoenix Plus Corp. attained its effective date with the Securities Exchange Commission for listing on OTC (Pink Sheet), U.S. on March 12, 2021, and obtained approval for Depository trust Company (“DTC”) eligibility on April 26, 2022. Accordingly, stocks of Phoenix Plus Corp. can be traded on OTC. As such the investment in Phoenix Plus Corp. was transferred to marketable securities.

	As of
Phoenix Plus Corporation	June 30, 2023	December 31, 2022
Cost of investment	$-	$1,500
Less: Transfer to investment in marketable securities	-	(1,500)
Investment in non-marketable securities	$-	$-

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

11. INVESTMENT IN NON-MARKETABLE SECURITIES

On April 3, 2019, the Company purchased a 5% of stock or 15,000,000 shares of common stock in Phoenix Plus Corp. for $1,500 at purchase price of $0.0001 per share. Phoenix Plus Corp. attained its effective date with the Securities Exchange Commission for listing on OTC (Pink Sheet), U.S. on March 12, 2021, and obtained approval for Depository trust Company (“DTC”) eligibility on April 26, 2022. Accordingly, stocks of Phoenix Plus Corp. can be traded on OTC. As such the investment in Phoenix Plus Corp. was transferred to marketable securities.

	As of December 31,
Phoenix Plus Corporation	2022	2021
Cost of investment	$1,500	$1,500
Less: Transfer to investment in marketable securities	(1,500)	-
Investment in non-marketable securities	-	1,500